LONG-TERM DEBT - (Disclosure of long-term debt) (Parentheticals) (Details) - Mortgage Payable [Member] - CAD ($)	12 Months Ended
	Mar. 31, 2025	Apr. 01, 2024	Mar. 31, 2024
Long Term Debt [Line Items]
Monthly installments of mortgage payable	$ 43,764	$ 85,504
Borrowings, interest rate	5.00%	5.00%
Maturity due date	October 1, 2025
Book value of land and building	$ 1,878,107		$ 1,910,158